Current Tax and Deferred Tax	12 Months Ended
Dec. 31, 2025
Current Tax and Deferred Tax [Abstract]
Current tax and deferred tax
16.	Current tax and deferred tax:

(a)	Current Tax:

The Bank and its subsidiaries at the end of each year, have constituted a provision for first category income tax, which was determined based on current tax regulations, and has been reflected in the Statement of Financial Position net of taxes to be recovered or payable, as applicable, as of December 31, 2025 and 2024, according to the following detail:

	2025	2024
	MCh$	MCh$

Income tax	(325,028)	(333,719)
Less:
Monthly prepaid taxes	286,874	483,615
Credit for training expenses	1,920	1,820
Other	4,271	8,021
Total tax (payable) receivable, net	(31,963)	159,737

Tax Rate	27.00%	27.00%

	2025	2024
	MCh$	MCh$

Current tax assets	1,846	159,869
Current tax liabilities	(33,809)	(132)
Total tax receivable (payable), net	(31,963)	159,737
(b)	Income Tax:

The Bank’s tax expense recorded for the years ended December 31, 2025, 2024 and 2023 is detailed as follows:

	2025	2024	2023
	MCh$	MCh$	MCh$
Income tax expense:
Current year tax	332,680	339,604	268,318
Previous year tax	(3,710)	(5,343)	620
Subtotal	328,970	334,261	268,938
(Credit) debit for deferred taxes:
Origin and reversal of temporary differences	(9,721)	(1,482)	44,545
Subtotal	(9,721)	(1,482)	44,545
Others	(861)	822	8,631
Net debit to income for income tax	318,388	333,601	322,114

(c)	Reconciliation of effective tax rate:

The following table reconciles the income tax rate to the effective rate applied to determine the Bank’s income tax expense as of December 31, 2025, 2024 and 2023:

	2025		2024		2023
	Tax rate %	MCh$	Tax rate %	MCh$	Tax rate %	MCh$
Income tax calculated on net income before tax	27.00	406,026	27.00	427,161	27.00	457,958
Additions or deductions (*)	(1.37)	(20,660)	(1.13)	(17,924)	(3.21)	(54,476)
Tax price-level adjustment	(4.41)	(66,182)	(4.79)	(75,802)	(4.83)	(81,809)
Other	(0.05)	(796)	0.01	166	0.03	441
Effective rate and income tax expense	21.17	318,388	21.09	333,601	18.99	322,114

(*)	The deductions of the tax rate mainly relate to permanent differences between tax and financial accounting rules.
(d)	Effect of deferred taxes on income and equity:

The effects of deferred taxes on assets, liabilities and income accounts are detailed as follows:

	Balance as of December 31,	Effect		Balance as of December 31,	Effect		Balance as of December 31,
	2023	Income	OCI	2024	Income	OCI	2025
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debit differences:
Allowances for loan losses and provision for contingent loans	161,352	184	—	161,536	(429)	—	161,107
Provision for employee expenses	24,404	232	—	24,636	(3,201)	—	21,435
Accrued vacations	12,025	(463)	—	11,562	112	—	11,674
Accrued interests and indexation of impaired portfolio	14,937	1,597	—	16,534	53	—	16,587
Provision for staff severance indemnity payments	1,252	(217)	(31)	1,004	(42)	17	979
Provisions for credit card expenses	9,857	1,111	—	10,968	(760)	—	10,208
Provisions for accrued expenses	10,737	(506)	—	10,231	(1,100)	—	9,131
Adjustment for valuation of investments and equity instruments at fair value through OCI	277	—	198	475	—	(475)	—
Leases	103,352	7,591	—	110,943	15,181	—	126,124
Unearned Income	5,149	(1,035)	—	4,114	(625)	—	3,489
Exchange rate difference	—	—	—	—	—	—	—
Property and equipment valuation difference	2,876	3,924	—	6,800	2,788	—	9,588
Other adjustments	31,322	(10,174)	—	21,148	3,188	—	24,336
Total Debit Differences	377,540	2,244	167	379,951	15,165	(458)	394,658

Credit differences:
Intangible assets (software and others)	24,710	5,913	—	30,623	3,575	—	34,198
Property and equipment valuation difference	—	—	—	—	—	909	909
Transitory assets	8,874	852	—	9,726	(119)	—	9,607
Loans accrued to effective rate	2,484	(151)	—	2,333	(122)	—	2,211
Prepaid expenses	10,885	(4,485)	—	6,400	(3,839)	—	2,561
Exchange rate difference	1,636	(835)	—	801	5,916	—	6,717
Capitalized bond placement expense	5,257	(362)	—	4,895	16	—	4,911
Other adjustments	3,288	(170)	—	3,118	17	—	3,135
Total Credit Differences	57,134	762	—	57,896	5,444	909	64,249
Total Debit (Credit), net	320,406	1,482	167	322,055	9,721	(1,367)	330,409

Reconciliation to Statement of Financial Position

	2025	2024
	MCh$	MCh$

Deferred tax assets	331,831	322,221
Deferred tax liabilities	(1,422)	(166)
Total deferred taxes	330,409	322,055